Average Annual Total Returns - FidelityGovernmentMoneyMarketFund-K6PRO - FidelityGovernmentMoneyMarketFund-K6PRO - Fidelity Government Money Market Fund - Fidelity Government Money Market Fund - Class K6 - Return Before Taxes
	Jun. 29, 2023
Average Annual Return:
Past 1 year	1.43%
Since Inception	1.08%	[1]

[1]	A From January 24, 2018